Significant Accounting Policies (Details) - Schedule of Changes in the Allowance for Credit Losses - Consolidated Entity, Excluding VIE [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	$ 1,130	$ 1,337
Current period provision	762	428
Write offs	(330)	(635)
Recoveries collected	(61)
Balance at year end	$ 1,501	$ 1,130